Selling and Administrative Expenses - Summary of Selling and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Salaries	₩ 5,394,159	₩ 5,278,637	₩ 4,609,976
Retirement benefits expense	600,961	561,996	809,739
Welfare and benefit expense	725,700	639,390	563,945
Insurance expense	122,453	103,308	106,129
Depreciation	11,767,104	11,369,496	10,966,756
Amortization of intangible assets	166,161	170,466	156,915
Bad debt expense	17,968	20,648	(12,719)
Commission	717,486	744,322	1,011,710
Advertising expense	38,782	37,720	44,305
Training expense	18,199	18,108	24,077
Vehicle maintenance expense	17,001	16,596	17,177
Publishing expense	6,868	7,201	6,837
Business promotion expense	7,299	7,334	7,019
Rent expense	237,120	227,410	216,918
Telecommunication expense	19,528	18,647	19,485
Transportation expense	54,235	11,369	5,420
Taxes and dues	622,629	555,031	540,350
Expendable supplies expense	50,419	44,995	39,681
Water, light and heating expense	55,285	42,958	44,245
Repairs and maintenance expense	2,615,164	2,544,901	2,298,854
Ordinary development expense	689,397	700,642	735,715
Travel expense	78,185	71,689	84,233
Clothing expense	18,534	22,950	16,908
Survey and analysis expense	4,844	4,572	4,797
Membership fee	9,823	14,404	13,699
Disclosure - Other selling and administrative expenses
General and administrative expenses	2,875,784	2,678,443	2,669,576
Selling and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Salaries	1,121,188	1,095,183	775,204
Retirement benefits expense	113,127	103,967	157,272
Welfare and benefit expense	155,558	155,071	120,463
Insurance expense	17,909	10,178	12,427
Depreciation	219,427	218,103	232,510
Amortization of intangible assets	91,428	87,086	76,547
Bad debt expense	17,968	20,648	(12,719)
Commission	410,275	368,275	632,849
Advertising expense	29,230	29,559	34,453
Training expense	4,923	5,196	7,174
Vehicle maintenance expense	8,849	9,435	9,525
Publishing expense	3,568	3,677	3,414
Business promotion expense	3,522	3,614	3,038
Rent expense	43,650	36,337	40,505
Telecommunication expense	8,569	8,686	8,451
Transportation expense	870	1,007	865
Taxes and dues	93,446	62,828	58,666
Expendable supplies expense	9,052	8,029	6,682
Water, light and heating expense	12,351	11,749	11,867
Repairs and maintenance expense	123,134	79,185	88,576
Ordinary development expense	213,936	197,436	224,463
Travel expense	11,099	10,793	15,652
Clothing expense	10,540	14,834	9,369
Survey and analysis expense	889	826	848
Membership fee	1,331	1,274	969
Disclosure - Other selling and administrative expenses
Accommodation development expenses	57,815	30,889	53,945
Miscellaneous wages	47,221	45,887	39,794
Litigation and filing expenses	16,383	19,341	21,768
Compensation for damages	3,303	8,374	(1,924)
Outsourcing expenses	3,799	3,610	3,293
Reward expenses	3,006	3,228	2,858
Overseas market development expenses	1,192	1,218	1,997
Others	17,226	22,920	28,775
Others	149,945	135,467	150,506
General and administrative expenses	₩ 2,875,784	₩ 2,678,443	₩ 2,669,576